Shareholder Report, Holdings (Details)	May 31, 2025
C000127228 | Americas
Holdings [Line Items]
Percent of Total Investments	95.08%
C000127228 | EMEA
Holdings [Line Items]
Percent of Total Investments	4.92%
C000127228 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	23.18%
C000127228 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	19.07%
C000127228 | Technology
Holdings [Line Items]
Percent of Total Investments	16.56%
C000127228 | Financials
Holdings [Line Items]
Percent of Total Investments	12.53%
C000127228 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	8.86%
C000127228 | Funds
Holdings [Line Items]
Percent of Total Investments	7.63%
C000127228 | Energy
Holdings [Line Items]
Percent of Total Investments	6.29%
C000127228 | Industrials
Holdings [Line Items]
Percent of Total Investments	3.96%
C000127228 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.75%
C000127228 | Materials
Holdings [Line Items]
Percent of Total Investments	0.17%
C000115401 | Americas
Holdings [Line Items]
Percent of Total Investments	95.08%
C000115401 | EMEA
Holdings [Line Items]
Percent of Total Investments	4.92%
C000115401 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	23.18%
C000115401 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	19.07%
C000115401 | Technology
Holdings [Line Items]
Percent of Total Investments	16.56%
C000115401 | Financials
Holdings [Line Items]
Percent of Total Investments	12.53%
C000115401 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	8.86%
C000115401 | Funds
Holdings [Line Items]
Percent of Total Investments	7.63%
C000115401 | Energy
Holdings [Line Items]
Percent of Total Investments	6.29%
C000115401 | Industrials
Holdings [Line Items]
Percent of Total Investments	3.96%
C000115401 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.75%
C000115401 | Materials
Holdings [Line Items]
Percent of Total Investments	0.17%
C000017638 | Americas
Holdings [Line Items]
Percent of Total Investments	95.08%
C000017638 | EMEA
Holdings [Line Items]
Percent of Total Investments	4.92%
C000017638 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	23.18%
C000017638 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	19.07%
C000017638 | Technology
Holdings [Line Items]
Percent of Total Investments	16.56%
C000017638 | Financials
Holdings [Line Items]
Percent of Total Investments	12.53%
C000017638 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	8.86%
C000017638 | Funds
Holdings [Line Items]
Percent of Total Investments	7.63%
C000017638 | Energy
Holdings [Line Items]
Percent of Total Investments	6.29%
C000017638 | Industrials
Holdings [Line Items]
Percent of Total Investments	3.96%
C000017638 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.75%
C000017638 | Materials
Holdings [Line Items]
Percent of Total Investments	0.17%
C000017637 | Americas
Holdings [Line Items]
Percent of Total Investments	95.08%
C000017637 | EMEA
Holdings [Line Items]
Percent of Total Investments	4.92%
C000017637 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	23.18%
C000017637 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	19.07%
C000017637 | Technology
Holdings [Line Items]
Percent of Total Investments	16.56%
C000017637 | Financials
Holdings [Line Items]
Percent of Total Investments	12.53%
C000017637 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	8.86%
C000017637 | Funds
Holdings [Line Items]
Percent of Total Investments	7.63%
C000017637 | Energy
Holdings [Line Items]
Percent of Total Investments	6.29%
C000017637 | Industrials
Holdings [Line Items]
Percent of Total Investments	3.96%
C000017637 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.75%
C000017637 | Materials
Holdings [Line Items]
Percent of Total Investments	0.17%
C000127230 | AAA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000127230 | AA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000127230 | A
Holdings [Line Items]
Percent of Total Investments	0.00%
C000127230 | BBB
Holdings [Line Items]
Percent of Total Investments	8.62%
C000127230 | BB
Holdings [Line Items]
Percent of Total Investments	15.09%
C000127230 | B
Holdings [Line Items]
Percent of Total Investments	39.19%
C000127230 | Below B
Holdings [Line Items]
Percent of Total Investments	3.41%
C000127230 | Not Rated
Holdings [Line Items]
Percent of Total Investments	33.69%
C000127230 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	17.56%
C000127230 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	23.48%
C000127230 | Technology
Holdings [Line Items]
Percent of Total Investments	18.50%
C000127230 | Financials
Holdings [Line Items]
Percent of Total Investments	7.57%
C000127230 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	10.92%
C000127230 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.03%
C000127230 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.19%
C000127230 | Materials
Holdings [Line Items]
Percent of Total Investments	1.18%
C000127230 | Government
Holdings [Line Items]
Percent of Total Investments	3.57%
C000120978 | AAA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120978 | AA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120978 | A
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120978 | BBB
Holdings [Line Items]
Percent of Total Investments	8.62%
C000120978 | BB
Holdings [Line Items]
Percent of Total Investments	15.09%
C000120978 | B
Holdings [Line Items]
Percent of Total Investments	39.19%
C000120978 | Below B
Holdings [Line Items]
Percent of Total Investments	3.41%
C000120978 | Not Rated
Holdings [Line Items]
Percent of Total Investments	33.69%
C000120978 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	17.56%
C000120978 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	23.48%
C000120978 | Technology
Holdings [Line Items]
Percent of Total Investments	18.50%
C000120978 | Financials
Holdings [Line Items]
Percent of Total Investments	7.57%
C000120978 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	10.92%
C000120978 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.03%
C000120978 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.19%
C000120978 | Materials
Holdings [Line Items]
Percent of Total Investments	1.18%
C000120978 | Government
Holdings [Line Items]
Percent of Total Investments	3.57%
C000120977 | AAA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120977 | AA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120977 | A
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120977 | BBB
Holdings [Line Items]
Percent of Total Investments	8.62%
C000120977 | BB
Holdings [Line Items]
Percent of Total Investments	15.09%
C000120977 | B
Holdings [Line Items]
Percent of Total Investments	39.19%
C000120977 | Below B
Holdings [Line Items]
Percent of Total Investments	3.41%
C000120977 | Not Rated
Holdings [Line Items]
Percent of Total Investments	33.69%
C000120977 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	17.56%
C000120977 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	23.48%
C000120977 | Technology
Holdings [Line Items]
Percent of Total Investments	18.50%
C000120977 | Financials
Holdings [Line Items]
Percent of Total Investments	7.57%
C000120977 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	10.92%
C000120977 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.03%
C000120977 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.19%
C000120977 | Materials
Holdings [Line Items]
Percent of Total Investments	1.18%
C000120977 | Government
Holdings [Line Items]
Percent of Total Investments	3.57%
C000127229 | Americas
Holdings [Line Items]
Percent of Total Investments	89.98%
C000127229 | EMEA
Holdings [Line Items]
Percent of Total Investments	10.02%
C000127229 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	20.68%
C000127229 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	19.61%
C000127229 | Technology
Holdings [Line Items]
Percent of Total Investments	10.23%
C000127229 | Financials
Holdings [Line Items]
Percent of Total Investments	15.80%
C000127229 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	16.94%
C000127229 | Energy
Holdings [Line Items]
Percent of Total Investments	4.63%
C000127229 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.56%
C000127229 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.55%
C000092485 | Americas
Holdings [Line Items]
Percent of Total Investments	89.98%
C000092485 | EMEA
Holdings [Line Items]
Percent of Total Investments	10.02%
C000092485 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	20.68%
C000092485 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	19.61%
C000092485 | Technology
Holdings [Line Items]
Percent of Total Investments	10.23%
C000092485 | Financials
Holdings [Line Items]
Percent of Total Investments	15.80%
C000092485 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	16.94%
C000092485 | Energy
Holdings [Line Items]
Percent of Total Investments	4.63%
C000092485 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.56%
C000092485 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.55%
C000092484 | Americas
Holdings [Line Items]
Percent of Total Investments	89.98%
C000092484 | EMEA
Holdings [Line Items]
Percent of Total Investments	10.02%
C000092484 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	20.68%
C000092484 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	19.61%
C000092484 | Technology
Holdings [Line Items]
Percent of Total Investments	10.23%
C000092484 | Financials
Holdings [Line Items]
Percent of Total Investments	15.80%
C000092484 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	16.94%
C000092484 | Energy
Holdings [Line Items]
Percent of Total Investments	4.63%
C000092484 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.56%
C000092484 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.55%